Revenue Disaggregation	9 Months Ended
Sep. 30, 2022
Revenue Disaggregation
Revenue Disaggregation

16. Revenue Disaggregation

Revenues by source consist of the following:

	For the Nine Months Ended September 30,
	2021	2022
Vehicle sales	15,752,753	26,838,104
Other sales and services	636,574	798,838
Total	16,389,327	27,636,942

Revenue by timing of recognition is analyzed as follows:

	For the Nine Months Ended September 30,
	2021	2022
Revenue recognized at a point in time	16,328,599	27,521,216
Including: Vehicle sales	15,752,753	26,838,104
Other sales and services	575,846	683,112
Revenue recognized over time	60,728	115,726
Total	16,389,327	27,636,942

Revenues arising from vehicle sales are recognized at a point in time when the control of the products are transferred to the users. Revenues from other sales and services which are recognized at a point in time include (i) sales and installment of charging piles, (ii) sales of goods from online store, (iii) certain services under the Li Plus Membership, and (iv) sales of Automotive Regulatory Credits. In such instances, revenue is recognized at a point in time when the control of the products and services are transferred to the users.

Certain revenue arising from other sales and services is recognized over time, including vehicle internet connection services, FOTA upgrades and certain services under the Li Plus Membership.